LVIP RPM BlackRock Global Allocation V.I. Fund

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM BlackRock Global Allocation V.I. Fund:

Effective November 11, 2013, LVIP RPM BlackRock Global Allocation V.I. Fund’s name is changed to “LVIP BlackRock Global Allocation V.I. RPM Fund.”

LVIP RPM VIP Contrafund® Portfolio

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM VIP Contrafund® Portfolio:

Effective November 11, 2013, LVIP RPM VIP Contrafund® Portfolio’s name is changed to “LVIP VIP Contrafund® RPM Portfolio.”

References to John Avery, Adam Hetnarski, and Nathan Strik as portfolio managers for the Underlying Fund are removed.

The following replaces similar text under “Portfolio Managers” in the Fund’s summary prospectus and statutory prospectus:

The individuals responsible for the portfolio management of the Underlying Fund are:

Robert Stansky	Head of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Steven Kaye	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Robert Lee	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Peter Saperstone	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since March 2011
Douglas Simmons	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Pierre Sorel	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since October 2007
Brian Lempel	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since April 2013
Tobias Welo	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since November 2011
Jonathan Kasen	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since July 2013
Monty Kori	Member of Fidelity Management & Research Company’s Stock Selector Large Cap Group	Since July 2013

The following biographical information for is added to the Fund’s statutory prospectus under “Underlying Fund Portfolio Managers”:

Brian Lempel is a member of Fidelity Management & Research Company’s Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

Jonathan Kasen is a member of Fidelity Management & Research Company’s Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

Monty Kori is a member of Fidelity Management & Research Company’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.